Consolidated Statements of Cash Flows 10-Q - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Activities
Net loss	$ (16,429,430)	$ (3,308,219)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	727,472	0
Depreciation expense	16,661	198
Changes in operating assets and liabilities
Accounts payable and accrued expenses	3,144,203	180,680
Deposit liabilities	879,837	0
Other current liabilities	34,344	0
Deposit assets	(6,240,832)	0
Prepaid expenses and other current assets	(1,107,788)	(20,732)
Net cash used in operating activities	(18,975,533)	(3,148,074)
Investing Activities
Deposits paid for equipment	(2,619,382)
Purchases of equipment	(129,227)	0
Net cash used in investing activities	(2,748,609)	0
Financing Activities
Proceeds from issuance of Simple Agreements for Future Equity	10,326,342	0
Proceeds from issuance of preferred stock and warrants	0	5,919,996
Payment of offering costs	(1,096,508)	(105,389)
Net cash provided by financing activities	9,229,834	5,814,607
Increase in cash and cash equivalents	(12,494,308)	2,666,533
Cash and cash equivalents, at beginning of period	25,253,578	4,018,226
Cash and cash equivalents, at end of period	12,759,270	6,684,759
Supplemental disclosures of non-cash activities:
Offering costs included in accounts payable and accrued expenses	2,662,084	0
Property and equipment additions included in accounts payable	$ 10,734	$ 0